SHORT TERM LOANS-UNRELATED PARTIES (Details Narrative)																1 Months Ended		6 Months Ended		12 Months Ended
	Nov. 21, 2024 USD ($)	Jun. 14, 2024 USD ($)	Jun. 14, 2024 HKD ($)	May 07, 2024 USD ($)	May 07, 2024 HKD ($)	Feb. 22, 2024 USD ($)	Feb. 22, 2024 HKD ($)	Jan. 03, 2024 USD ($)	Jan. 03, 2024 CNY (¥)	Dec. 29, 2023 USD ($)	Dec. 29, 2023 CNY (¥)	Dec. 07, 2023 USD ($)	Dec. 07, 2023 CNY (¥)	Jun. 06, 2023 USD ($)	Jun. 06, 2023 CNY (¥)	Dec. 30, 2024 USD ($)	Dec. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Oct. 28, 2024
Defined Benefit Plan Disclosure [Line Items]
interest-free loan	$ 1,405,000
Mr. Hongshan Liu [Member]
Defined Benefit Plan Disclosure [Line Items]
Borrowed revolving credit loan								$ 68,500	¥ 500,000	$ 211,271	¥ 1,500,000			$ 319,610	¥ 2,300,000
Bearing interest rate										8.00%	8.00%			8.00%	8.00%										8.00%
Line of credit payable on demand																		$ 6,980	¥ 50,000			$ 91,551	¥ 700,000
Ms. Xiuxia Wang [Member]
Defined Benefit Plan Disclosure [Line Items]
Borrowed revolving credit loan												$ 704,235	¥ 5,000,000.0					$ 322,045	¥ 2,300,000	$ 1,500,000	¥ 10,710,000
Bearing interest rate																		8.00%	8.00%	8.00%	8.00%
Line of credit payable on demand																		$ 24,289	¥ 174,000	$ 272,629	¥ 1,990,000
Mr. Hongshan Liu [Member]
Defined Benefit Plan Disclosure [Line Items]
Bearing interest rate										8.00%	8.00%
Fujian Chuanzhiyuan Industrial Investment Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Borrowed revolving credit loan																$ 136,999	¥ 1,000,000
Bearing interest rate																8.00%	8.00%
CISI Investment Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Borrowed revolving credit loan		$ 641,052	$ 5,000,000	$ 641,052	$ 5,000,000	$ 1,282,051	$ 10,000,000
Bearing interest rate		10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest expense																				$ 367,977		$ 39,737		$ 287,429